Taxation	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Taxation
27. Taxation
27.1 Income taxes
Income tax expense recognized in the consolidated statement of profit or loss
The major components of income tax expense recognized in the consolidated statement of profit or loss for the years ended December 31, 2021, 2020 and 2019 are as follows:

(in €‘000)	2021	2020	2019
Current income tax expense
Current income tax expense for the year	(200)	(33)	(276)
Total current tax expense	(200)	(33)	(276)

Deferred tax expense
(De)recognition of deferred tax assets	(152)	722	—
Total deferred tax expense	(152)	722	—
Income tax expense	(352)	689	(276)
Reconciliation of effective tax rate
The following table provides a reconciliation of the statutory income tax rate with the average effective income tax rate in the consolidated statement of profit or loss for the years ended December 31, 2021, 2020 and
2019:

	2021		2020		2019
	(in €‘000)%		(in €‘000)%		(in €‘000)%
Effective tax reconciliation
Loss before income tax	(319,320)		(43,945)		(42,828)
Income tax expense at statutory tax rate	79,830	(25.0)	10,986	(25.0)	10,707	(25.0)

Adjustments to arrive at the effective tax rate:
Impact of different tax rates of local jurisdictions	—	—	(39)	0.1	(85)	0.2
Non-deductible expenses	(74,033)	23.2	(1,784)	4.1	8	—
Temporary differences for which no deferred tax is recognized	5,997	1.9	(9,196)	20.8	(10,906)	25.4
( De)recognition of previously (un)recognized deferred tax asset s	(152)	0.0	722	(1.6)	—	—
Effective tax (rate)	(352)	0.1	689	(1.6)	(276)	0.6
27.2 Deferred taxes
Deferred tax assets and liabilities

(in €‘000)	2021	2020

Deferred tax assets	4,573	4,837
Deferred tax liabilities	(3,851)	(4,837)
Balance at January 1	722	—

Movements in deferred tax
Recognition of losses	(859)	859
Movements of temporary differences	974	(386)
Recognition of tax credits	(267)	249
Balance at December 31	570	722

Deferred tax assets	8,209	4,573
Deferred tax liabilities	(7,639)	(3,851)
Balance at December 31	570	722
Movements of temporary differences
The following table provides an overview of the movements of temporary differences during the years ended December 31, 2021 and 2020 and where those movements have been recorded: the consolidated statement of profit or loss (“profit or loss”) or directly in equity.

		Recognized in
(in €‘000)	Net balance January 1	Profit or loss	Equity	Net balance December 31	DTA	DTL
Movements in 2020

Property, plant and equipment	609	271	—	880	1,060	(180)
Intangible assets	(21)	(52)	—	(73)	—	(73)
Right-of-use assets	(3,683)	224	—	(3,459)	27	(3,486)
Trade and other receivables	6	(6)	—	—	—	—
Inventories	(70)	70	—	—	—	—
Non-current lease liabilities	2,846	(1,127)	—	1,719	1,719	—
Current lease liabilities	90	392	—	482	482	—
Provisions	(40)	(23)	—	(63)	—	(63)
Trade and other payables	86	(135)	—	(49)	—	(49)
Net operating losses	—	859	—	859	859	—
Interest carry forward	177	249	—	426	426	—
Total	—	722	—	722	4,573	(3,851)

Movements in 2021
Property, plant and equipment	880	52	—	932	932	—
Intangible assets	(73)	—	—	(73)	—	(73)
Right-of-use assets	(3,459)	(3,995)	—	(7,454)	—	(7,454)
Trade and other receivables	—	—	—	—	—	—
Inventories	—	—	—	—	—	—
Non-current lease liabilities	1,719	3,649	—	5,368	5,368	—
Current lease liabilities	482	1,268	—	1,750	1,750	—
Provisions	(63)	—	—	(63)	—	(63)
Trade and other payables	(49)	—	—	(49)	—	(49)
Net operating losses	859	(859)	—	—	—	—
Interest carry forward	426	(267)	—	159	159	—
Total	722	(152)	—	570	8,209	(7,639)
Unrecognized deferred tax assets

(in €‘000)	December 31, 2021	December 31, 2020
Tax losses	132,498	116,405
Deductible temporary differences	—	—
Tax credits	—	—
Interest carry forward	16,986	12,534
Total	149,484	128,939
Potential tax benefit	40,313	34,772
Interest carry forwards do not expire.

F-68
Estimates and assumptions
Refer to Note 3.2.1 for details on estimates and assumptions made with respect to the recognition of deferred tax assets.
Changes to the applicable tax rate (the Netherlands)
On December 21, 2021, changes to the Dutch corporate income tax law were substantively enacted and will be effective from January 1, 2022. Unused tax losses available for carryforward will no longer have an expiry date. The carryback period will remain one year. However, the amount of unused tax losses available for carryforward without an expiry date will be maximized to 50% of taxable income in excess of one million euros. The revised carryforward period applies to all tax losses arising as of January 1, 2022, but also to unused tax losses available for carryforward as of that date to the extent that these tax losses have arisen in fiscal years that commenced on or after January 1, 2013.
In addition, the corporate income tax rate will increase from 25.0% to 25.8%, for taxable income in excess of €395 thousand (2020: €245 thousand). The corporate income tax rate for taxable income up to €395 thousand remains unchanged at 15.0%
.
Consequently, the relevant deferred tax balances have been remeasured.
Expiration year of loss carryforwards
As at December 31, 2021, the Group had unused tax losses available for carryforward for an amount of €132,498 thousand. These unused tax losses do not have an expiry date.
As at December 31, 2020, the Group had unused tax losses available for carryforward for an amount of
€44,246
thousand that expire in 2025, for an amount of
€30,208
thousand that expire in 2026 and for an amount of
€19,269
thousand that expire in 2027. The remaining unused tax losses available for carryforward for amount of
€22,682
thousand did not have an expiry date.
27.3 Fiscal unity for Dutch corporate income tax purposes
Exclusion from the fiscal unity for Dutch corporate income tax purposes
As of June 1, 2018, the Company and its Dutch wholly-owned subsidiaries form a fiscal unity with Madeleine — the Company’s immediate parent entity — and Opera Charging B.V. (“Opera”—parent entity of Madeleine) for corporate income tax. The completion of the Transaction will result in the exclusion of the Company and its Dutch wholly-owned subsidiaries from the Dutch corporate income tax fiscal unity headed by Opera. The Company has prepared and filed a request with the Dutch Tax Authorities (“DTA”) for upfront certainty regarding the consequences of the exclusion from the fiscal unity. This request specifically covers:

•	the methodology of determining the carryforward Dutch tax losses allocable to the Company and its Dutch wholly-owned subsidiaries and the carryover of these carryforward Dutch tax losses;

•	the non-deductibility of interest in relation to the carryover of carryforward non-deductible interest allocable to the Company and its Dutch wholly-owned subsidiaries;

•	the non-applicability of the Dutch restriction for the use of carryforward tax losses/non-deductible interest after a change in control; and

•	the non-applicability of the clawback rules following transfers within the Dutch fiscal unity.
The Company submitted the request to the DTA on July 28, 2021. The request, together with the Company’s answers to various follow-up
questions, was under review by the DTA for the remainder of the year ended December 31,
2021
.
The Group has reached an agreement with the DTA on January 18, 2022 on this request. Refer to Note 35 for more information.